Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
Note 16 - Income taxes

	2016	2015	2014
Current income tax – Hong Kong	$-	$-	124
Current income tax – PRC	-	-	310
Current income tax – Sale of SGOCO (Fujian)	-	-	877
Deferred income tax benefit	(315)	-	-
	(315)	-	1,311

Income is subject to tax in the various countries in which the Company operates.

The Company is a tax-exempted company incorporated in the Cayman Islands.

SGO is incorporated in the State of Delaware and is subject to U.S. federal taxes at United States federal income tax rate of 34%. SGOCO International and Boca are incorporated in Hong Kong and is subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the year ended December 31, 2016, 2015 and 2014.

The Company mainly conducts its operating business through its subsidiaries in China. These subsidiaries are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and do not have any deferred tax assets or deferred tax liabilities under the income tax laws of the PRC because there are no temporary differences between financial statement carrying amounts and the tax bases of existing assets and liabilities.

All subsidiaries in China are subject to 25% EIT tax rate throughout the periods presented.

The Income Tax Laws also impose a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the year ended December 31, 2016, 2015and 2014, no deferred tax liability has been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2016, 2015and 2014. Total undistributed earnings of the Company’s PRC subsidiaries at December 31, 2016 were nil (December 31, 2015: nil).

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the year ended December 31, 2016, 2015and 2014:

	Year ended December 31,
	2016	2015	2014
U.S. Statutory rates	34.0%	34.0%	34.0%
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(1.6)	(2.5)	(5.8)
Valuation allowance	(2.9)	(7.7)	(37.5)
Tax on disposal of SGOCO (Fujian) (a)	-	-	(89.9)
Other (b)	(14.6)	(14.8)	(26.0)
Effective income taxes	5.9%	0%	(134.2)%

Notes:

(a)
According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”) and the State Administration of Taxation Notice [2015] No. 7, a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2014 was an amount of $877 on the Sale of SGOCO (Fujian).

Included in income tax payable as of December 31, 2016 were payables made for the Sale of Honesty Group and Sale of SGOCO (Fujian) of $6,241 (2015: payables made for the Sale of Honesty Group of $6,241). In April 2017, the Company paid a total of $6,241 (RMB43,058) to the tax bureau to fully settle its obligations.

(b)
There were no other material items affecting the effective income tax for the year ended December 31, 2016, 2015 and 2014 except for (i) losses incurred by SGOCO of approximately $3.1 million, $1.4 million and $0.5 million, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2016	December 31, 2015
Deferred income tax assets:
Net operating loss carry-forward	$1,307	$939
Less: Valuation allowance	(1,307)	(939)
	$-	$-

Non-current Deferred tax liability
Intangible assets arisen from business combination	$6,323	$-
	$6,323	$-

The deferred income tax assets wholly relates to net tax loss carry forwards. The net operating loss carry forwards derived from the Company’s PRC entities, HK entities and U.S. entity.

The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years. As of December 31, 2016 and 2015, the Company had $2,304 and $2,361, respectively, of deductible tax loss carry forwards that expire through December 31, 2021. The net tax loss of the Hong Kong entities of $3,176 and $867 as of December 31, 2016 and 2015, respectively, available for offset against future profits may be carried forward indefinitely. Management believes that the Company will not realize these potential tax benefits as the Company’s operations in these PRC and Hong Kong entities will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.

As of December 31, 2016 and 2015, the Company’s U.S. entity, SGO, had net tax loss carry-forwards of $609 and $606, respectively, available to reduce future taxable income which will expire in various years through 2031. Management believes that the Company will not realize these potential tax benefits as the Company’s U.S. operations will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.